INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Schedule of components of current and deferred income tax expense (income)
The following table specifies the current and deferred tax components of income taxes in the income statement:

Amounts in US$ ‘000	2021	2020	2019
Income tax expense
Current tax
Current tax on profit for the year	(97)	(2,705)	(4,835)
Adjustments for current tax of prior periods	96	1,497	271
Total current tax expense	(1)	(1,208)	(4,564)

Deferred income tax
Deferred tax on profit for the year	(8,196)	(8,609)	(7,601)
Adjustments for deferred tax of prior periods	1,115	3,469	418
Total deferred tax expense	(7,081)	(5,140)	(7,183)
Income tax expense	(7,082)	(6,348)	(11,747)

Schedule of reconciliation of statutory income tax rate with effective income tax rate	The following table reconciles the statutory income tax rate with the effective income tax rate in the consolidated income statement:

Amounts in US$ ‘000	2021	2020	2019
Reconciliation of tax charge
Profit on ordinary activities before taxation	23,078	44,094	52,304

Profit/(loss) on ordinary activities multiplied by
standard rate of tax in The Netherlands	(5,770)	(11,023)	(13,076)

Effects of:
Tax rate in other jurisdictions	307	266	10
Non-taxable income (expense)	(2,853)	293	(704)
Adjustments of prior periods	655	2,122	418
Change in statutory applicable tax rate	555	2,844	3,224
Other	24	(850)	(1,619)
Income tax expense for the year	(7,082)	(6,348)	(11,747)

Schdeule of balances of net deferred tax assets (liabilities)
The balance of the net deferred tax assets/(liabilities) is therefore shown below:

Amounts in US$ ‘000	2021	2020
Total deferred tax assets	27,025	33,735
Total deferred tax liabilities	(5,809)	(1,858)
Total net deferred tax assets	21,216	31,877

Significant components and annual movements of deferred income tax assets and liabilities	The significant components and annual movements of deferred income tax assets as of December 31, 2021 and December 31, 2020 are as follows:

Amounts in US$ ‘000	2021	2020
Intangible fixed assets	10,493	17,705
Accruals	2,289	5,123
Other	6,467	5,135
Tax losses	7,776	5,772
Total deferred tax assets	27,025	33,735

Amounts in US$ ‘000	Intangible fixed assets	Other financial assets	Accruals	Other	Tax losses	Total
At January 1, 2019	14,033	9,180	3,608	1,236	6,632	34,689
(Charged)/credited
- to profit or loss	2,174	(9,353)	1,354	1,164	(1,387)	(6,048)
- to accumulated deficit	—	—	—	2,361	—	2,361
- currency translation	1,498	173	161	374	527	2,733
At December 31, 2020	17,705	—	5,123	5,135	5,772	33,735
(Charged)/credited
- to profit or loss	(6,121)	—	(2,834)	3,519	2,515	(2,921)
- other movement	—	—	—	(598)	—	(598)
- to accumulated deficit	—	—	—	(1,366)	—	(1,366)
- currency translation	(1,091)	—	—	(223)	(511)	(1,825)
At December 31, 2021	10,493	—	2,289	6,467	7,776	27,025

Amounts in US$ ‘000	2021	2020
Net Operating Losses - Netherlands
Net Operating Losses at year-end	25,364	23,088
Portion selected for deferred tax asset	25,364	23,088

Tax rates used:
2021 : 25% (25%)	—	5,772
2022 and later: 25% (21,7%)	6,545	—
Total tax effect Netherlands	6,545	5,772

Net Operating Losses - France
Net Operating Losses at year-end	4,356	—
Portion selected for deferred tax asset	4,356	—

Tax rate used:
2020 and later: 31%	1,231	—
Total tax effect France	1,231	—

Tax effect Netherlands - losses deferred	6,545	5,772
Tax effect France - losses deferred	1,231	—
Total deferred tax asset	7,776	5,772
The component and annual movement of deferred income tax liabilities as of December 31, 2021 and December 31, 2020 are as follows:

Amounts in US$ ‘000	2021	2020
Tangible fixed assets	(4,149)	(1,648)
Other liabilities	(1,660)	(210)
Total deferred tax liabilities	(5,809)	(1,858)

Amounts in US$ ‘000	Tangible fixed assets	Other liabilities	Total
At January 1, 2020	(1,273)	(1,355)	(2,628)
(Charged)/credited
- to profit or loss	(263)	1,169	906
- to other comprehensive income
- currency translation	(112)	(24)	(136)
At December 31, 2020	(1,648)	(210)	(1,858)
(Charged)/credited
- to profit or loss	(2,710)	(1,450)	(4,160)
- to other comprehensive income		—	—
- currency translation	209	—	209
At December 31, 2021	(4,149)	(1,660)	(5,809)